Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings (Loss) Per Share [Text Block]
EARNINGS (LOSS) PER SHARE

A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2014, 2013 and 2012 is as follows:

	For the year ended Dec. 31, 2014			For the year ended Dec. 31, 2013			For the year ended Dec. 31, 2012
	Loss in euro (Numera-tor)	Shares (Denominator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin-ator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin-ator)	Per-Share Amount
Basic EPS
Income (loss) available to common Shareholders	(512,007)	23,600,428	(0.02)	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)
Effect of dilutive securities:
Stock options only in the money					-			-
Diluted EPS
Income (Loss) available to common shareholders, including assumed
Conversions	(512,007)	23,600,428	(0.02)	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)

The effects of dilutive securities, representing a number of shares of 0, 2,158,112 and 388,256 for the years ended December 31, 2014, 2013 and 2012 respectively, were excluded from the calculation of earnings per share as a net loss was reported in these periods.